Fair value measurements - Summary of Warrants (Detail) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Private Placement
Class of Warrant or Right [Line Items]
Change in fair value of warrant liability					$ 3,163,050
Osprey Technology Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrant liability	$ 899,000				9,014,125		$ 11,620,500	$ 3,620,625		$ 13,924,875	$ 6,999,875
Osprey Technology Acquisition Corp [Member] | Private Placement
Class of Warrant or Right [Line Items]
Beginning Balance	19,730,250	$ 12,487,500	$ 11,904,750	$ 8,824,500	5,661,000	$ 7,575,750	12,487,500	7,575,750	$ 7,575,750	7,575,750	0	$ 0
Initial measurement												4,650,000
Change in fair value of warrant liability			582,750	3,080,250	3,163,500	(1,914,750)				4,911,750	2,414,250	2,414,250
Change in fair value of warrant liability	582,750	7,242,750				(1,914,750)
Ending Balance	20,313,000	19,730,250	12,487,500	11,904,750	8,824,500	5,661,000	20,313,000	8,824,500	11,904,750	12,487,500	7,575,750	7,575,750
Osprey Technology Acquisition Corp [Member] | Public Warrants
Class of Warrant or Right [Line Items]
Beginning Balance	26,723,125	23,244,375	22,137,500	16,603,125	10,752,500	14,231,250	23,244,375	14,231,250	14,231,250	14,231,250	0	0
Initial measurement												8,387,500
Change in fair value of warrant liability			1,106,875	5,534,375	(5,850,625)	(3,478,750)				9,013,125	4,585,625	4,585,625
Change in fair value of warrant liability	316,250	3,478,750			(5,850,625)	(3,478,750)
Ending Balance	27,039,375	26,723,125	23,244,375	22,137,500	16,603,125	10,752,500	27,039,375	16,603,125	22,137,500	23,244,375	14,231,250	14,231,250
Osprey Technology Acquisition Corp [Member] | Over-Allotment Option [Member] | Private Placement
Class of Warrant or Right [Line Items]
Initial measurement											511,500	511,500
Osprey Technology Acquisition Corp [Member] | Over-Allotment Option [Member] | Public Warrants
Class of Warrant or Right [Line Items]
Initial measurement											1,258,125	1,258,125
Osprey Technology Acquisition Corp [Member] | IPO [Member] | Private Placement
Class of Warrant or Right [Line Items]
Initial measurement											4,650,000
Osprey Technology Acquisition Corp [Member] | IPO [Member] | Public Warrants
Class of Warrant or Right [Line Items]
Initial measurement											8,387,500
Osprey Technology Acquisition Corp [Member] | Warrant
Class of Warrant or Right [Line Items]
Beginning Balance	46,453,375	35,731,875	34,042,250	25,427,625	16,413,500	21,807,000	35,731,875	21,807,000	21,807,000	21,807,000	0	0
Initial measurement												13,037,500
Change in fair value of warrant liability			1,689,625	8,614,625	9,014,125	(5,393,000)				13,924,875	6,999,875	6,999,875
Change in fair value of warrant liability	899,000	10,721,500			(5,393,500)	(3,620,625)
Ending Balance	$ 47,352,375	$ 46,453,375	$ 35,731,875	$ 34,042,250	$ 25,427,625	$ 16,413,500	$ 47,352,375	$ 25,427,625	$ 34,042,250	$ 35,731,875	21,807,000	21,807,000
Osprey Technology Acquisition Corp [Member] | Warrant | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Initial measurement											1,769,625	$ 1,769,625
Osprey Technology Acquisition Corp [Member] | Warrant | IPO [Member]
Class of Warrant or Right [Line Items]
Initial measurement											$ 13,037,500